JPMorgan Trust I

270 Park Avenue

New York, New York 10017

December 23, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re: JPMorgan Trust I (the “Trust”) on behalf of

JPMorgan Emerging Markets Equity Fund (the “Fund”) Class R6 Shares

File No. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the Fund does not differ from those contained in Post-Effective Amendment No. 313 (Amendment No. 314 under the Investment Company Act of 1940) filed electronically on December 23, 2013.

If you have any questions or comments, please call me at (212) 648-0472.

Sincerely,

/s/ Gregory S. Samuels

Gregory S. Samuels

Assistant Secretary

cc: Vince Di Stefano